Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board and the Corporations Act 2001. Immuron Limited is a for-profit entity for the purpose of preparing the financial statements.

(i)	Compliance with IFRS

The consolidated financial statements of the Immuron Limited group also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(ii)	Historical cost convention

The financial statements have been prepared on a historical cost basis.

(iii)	Going concern

The group is in a position to meet future commitments in the current business cycle and pay its debts as and when they fall due. Furthermore, the group is able to progress its research and development programs for at least the next 12 months. The annual report has been prepared on a going concern basis. Accordingly, the annual report does not include adjustments relating to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the group not continue as a going concern.

This note provides a list of the material accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not already been disclosed in the other notes above. These policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the group consisting of Immuron Limited and its subsidiaries.

(iv)	New standards and interpretations not yet adopted

There are no standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting years and on foreseeable future transactions.

Summary of material accounting policies

The following is a summary of the material accounting policies adopted by the Company in the preparation of the financial report. The accounting policies have been consistently applied, unless otherwise stated.

Principles of consolidation and equity accounting
(b)	Principles of consolidation and equity accounting
(i)	Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

(ii)	Associates

Associates are all entities over which the group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method of accounting (see (iii) below), after initially being recognized at cost. On initial recognition, where an associate meets the definition of a business, AASB 3 Business Combinations applied by analogy.

(iii)	Equity method

Under the equity method, the share of the profits or losses of the associate is recognized in profit or loss and the share of the movements in equity is recognized in other comprehensive income. Investments in associates are carried in the statement of financial position at cost plus post-acquisition changes in the group’s share of net assets of the associate.

Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment. Dividends received or receivable from associates reduce the carrying amount of the investment.

When the group’s share of losses in an associate equal or exceeds its interest in the associate, including any unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate. The Group reports impairment losses of associates within the share of loss from associates.

(iv)	Changes in ownership interests

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of Immuron Limited.

When the group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Segment reporting
(c)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. This has been identified as the executive management team consisting of the CEO, COO and CCO.

Management considers the business from both a product and a geographic perspective and has identified two reportable segments: Research and development (R&D) and Hyper-immune products. See Note 15 for more details.

Foreign currency translation
(d)	Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollar (“A$” or “$”), which is Immuron Limited’s functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of profit or loss and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of profit or loss and other comprehensive income on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(iii)	Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate at the date of that consolidated balance sheet;
●	income and expenses for each consolidated statement of profit or loss and consolidated statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Income and revenue recognition
(e)	Income and revenue recognition
(i)	Sale of hyper-immune products

Revenue arises mainly from the sale of hyperimmune products. To determine whether to recognize revenue, the group follows the process of identifying the contract with a customer, identifying the performance obligations, determining the transaction price, allocating the transaction price to the performance obligations and recognizing revenue when performance obligations are satisfied.

Revenue from the sale of hyperimmune products is recognized at a point in time when or as the group transfers control of the assets to the customer upon delivery of the products or in the case of consignment sales when the distributor sells the product to the customer. The general standard payments terms for customers are 30 days.

There is no significant cost to obtain the contract. However, there is variable consideration due to rebates, discounts and refunds. The variable amount of consideration is allocated entirely to the distinct good that is consistent with the amount of consideration to which the group expects to be entitled in exchange for transferring the promised goods to the customer. The group offers rebates of up to 15% to some loyal customers in Australia. There are no warranties. Returns and refunds are provided where this is outlined in a customer agreement. The group does not have a formal policy in place relating to stock returns. In cases where we have a contract in place with a distributor, and that contract includes a stock return policy, we will adhere to the policy listed in the contract. For all other distributors, stock returns are negotiated on a case-by-case basis. The exception to this is where stock is short dated to within 3 months. In this case we will offer replacement stock or a refund.

(ii)	Financing components

The group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the group does not adjust any of the transaction prices for the time value of money.

Grants from government and non-government sources
(f)	Grants from government and non-government sources

Grants are recognized at their fair value where there is a reasonable assurance that the grant will be received, and the group will comply with all attached conditions. Other income amounts are recognized when it has been established that the conditions of the grants have been met and that the expected amount can be reliably measured. Grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.

(i)	Accrued receivables

These amounts primarily comprise receivables from the Australian Taxation Office in relation to the R&D tax incentive.

(ii)	Research and development (“R&D”) grants from MTEC

The group’s other grant income is recognized when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received and the amount can be reliably measured. For the year ended 30 June 2024, the group has recognized $2,599,458 (2023: $2,158,936) R&D grant from Medical Technology Enterprise Consortium (“MTEC”). These grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.

(iii)	Deferred income

Government grants and other grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Income tax
(g)	Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

As per IFRIC 23 Uncertainty over Income Tax Treatments, where it is probable, the group has determined tax balances consistently with the tax treatment used or planned to be used in its income tax filings. Where the group has determined that it is not probable that the taxation authority will accept an uncertain tax treatment, the most likely amount or the expected value has been used in determining taxable balances (depending on which method is expected to better predict the resolution of the uncertainty).

Leases
(h)	Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable
●	variable lease payment that are based on an index or a rate
●	amounts expected to be payable by the lessee under residual value guarantees
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the group’s incremental borrowing rate. Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date, less any lease incentives received
●	any initial direct costs, and
●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short- term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.

Business combinations
(i)	Business combinations

Business combinations are initially accounted for on a provisional basis. The acquirer retrospectively adjusts the provisional amounts recognized and also recognizes additional assets and liabilities during the measurement period, based on new information obtained about facts and circumstances that existed at acquisition date. The measurement period ends on either the earlier of (i) 12 months from the date of acquisition or (ii) when the acquirer receives all the information possible to determine fair value.

Acquired assets and liabilities are initially recognized at their fair value. Any excess consideration paid is recognized as goodwill. Any excess net assets relative to consideration paid is recognized as a gain or bargain purchase. Consideration paid, including any contingent assets and liabilities acquired, are initially and subsequently measured at fair value. Any changes in fair value of contingent consideration payable or receivable are recognized as gain or loss on the income statement.

Impairment of assets
(j)	Impairment of assets

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash- generating units). Non-financial assets that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Cash and cash equivalents
(k)	Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated balance sheet.

Trade receivables
(l)	Trade receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less loss allowance.

The group applies the AASB 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of sales over a period of 60 months before June 30, 2024 and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

(i)	Classification as trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. Details about the group’s impairment policies and the calculation of the loss allowance are provided below.

(ii)	Fair value of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

(iii)	Risk management

The Group’s risk management is predominantly controlled by the Board. The Board monitors the Group’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

The Board is responsible for overseeing the establishment and implementation of the risk management system, and reviews and assesses the effectiveness of the Company’s implementation of that system on a regular basis.

The Board and Senior Management identify the general areas of risk and their impact on the activities of the Company, with Management performing a regular review of:

➢	the major risks that occur within the business; the degree of risk involved;
➢	the current approach to managing the risk; and
➢	if appropriate, determine:
○	any inadequacies of the current approach; and
○	possible new approaches that more efficiently and effectively address the risk.

Management report risks identified to the Board through the monthly Operations Report.

The Company seeks to ensure that its exposure to undue risk which is likely to impact its financial performance, continued growth and survival is minimized in a cost effective manner.

Inventories
(m)	Inventories
(i)	Raw materials and stores, work in progress and finished goods

Raw materials and stores, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost comprises of direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Investments and other financial assets
(n)	Investments and other financial assets
(i)	Classification

The group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss); and
●	those to be measured at amortized cost.

The classification depends on the group’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss and other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

(ii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

(iii)	Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

(iv)	Impairment

The group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the group applies the simplified approach permitted by AASB 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

(v)	Income recognition - Interest income

Interest income is recognized using the effective interest method. When a receivable is impaired, the group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at the original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired loans is recognized using the original effective interest rate.

Property, plant and equipment
(o)	Property, plant and equipment

Property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter of the useful life of the asset and the term of lease as follows:

●	Plant and equipment 2 - 5 years
●	Furniture, fittings and equipment 3 - 15 years
●	Right-of-use assets 3 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss.

Intangible assets
(p)	Intangible assets
(i)	Research and development

Expenditure on research activities, undertaken with the prospect of obtaining new scientific or technical knowledge and understanding, is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense when it is incurred.

Expenditure on development activities, being the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products or services before the start of commercial production or use, is capitalized if it is probable that the product or service is technically and commercially feasible, will generate probable economic benefits, adequate resources are available to complete development and cost can be measured reliably. Other development expenditure is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense as incurred.

Trade and other payables
(q)	Trade and other payables

These amounts represent liabilities for goods and services provided to the group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Employee benefits
(r)	Employee benefits
(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii)	Other long-term employee benefit obligations

In some countries, the group also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method.

Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii)	Share-based payments

Share-based compensation benefits are provided to employees via the Omnibus Incentive Plan (OIP).

Employee options

The fair value of options granted under the OIP is recognized as a share-based payment expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:

-	including any market performance conditions (e.g. the company’s share price);
-	excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the company over a specified time period); and
-	including the impact of any non-vesting conditions (e.g. the requirement for employees to save or holdings shares for a specific period of time).

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The Group also has performance rights that are granted to key management personal and employees. These can be settled in cash or shares at the discretion of the Board. The performance rights are based on non-market key performance indicators (KPIs). They are expensed over the service period based on an estimate of KPIs that are expected to be achieved. Where it is expected that they will be settled in cash, a corresponding liability is recognized.

Contributed equity
(s)	Contributed equity

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Loss per share
(t)	Loss per share
(i)	Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.
(ii)	Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Rounding of amounts
(u)	Rounding of amounts

The company is of a kind referred to in ASIC Legislative Instrument 2016/191, relating to the ‘rounding off’ of amounts in the financial statements. Amounts in the financial statements have been rounded off in accordance with the instrument to the nearest dollar.

Goods and services tax (GST)
(v)	Goods and services tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Parent entity financial information
(w)	Parent entity financial information

The financial information for the parent entity, Immuron Limited, disclosed in Note 21 has been prepared on the same basis as the consolidated financial statements, except that accounted for at cost in the financial statements of Immuron Limited.

Fair value measurement
(x)	Fair value measurement
(i)	Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards.

There were no transfers between different levels for recurring fair value measurements during the period.

The group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

(ii)	Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	the use of commercial market prices
●	the expected number of shares to be received
●	for share options - option pricing models (e.g. Black-Scholes model)